FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring	The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$122,296,559	$122,296,559
Available-for-sale securities, at fair value	—	—	1,105,935	1,105,935
Other investments	—	—	1,650,000	1,650,000
S&P 500 options	2,348,998	—	—	2,348,998
Other assets	998,945	—	—	998,945
Total assets held at fair value	$3,347,943	$—	$125,052,494	$128,400,437
Liabilities:
Debt maturing within one year	$—	$—	$13,029,632	$13,029,632
Long-term debt	—	—	55,318,924	55,318,924
Private placement warrants	—	—	6,642,960	6,642,960
Total liabilities held at fair value:	$—	$—	$74,991,516	$74,991,516

	Fair Value Hierarchy
As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829
Total assets held at fair value	$890,829	$—	$16,109,352	$17,000,181
Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653
Total liabilities held at fair value:	$—	$—	$28,249,653	$28,249,653

Fair Value Measurement Inputs and Valuation Techniques	If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of December 31, 2023, would be as follows:

As of December 31, 2023	Fair Value	Change in Fair Value
Rate Adjustment
+2%	$111,206,993	$(11,089,566)
No change	122,296,559
-2%	130,749,053	8,452,494
The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%

Schedules of Concentration of Risk, by Risk Factor	The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of December 31, 2023:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
John Hancock Life Insurance Company (U.S.A.)	28.0%	20.0%	A+

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of life insurance policies for the year ended December 31, 2023:

Fair value at December 31, 2022	$13,809,352
Policies purchased	186,124,688
Realized gain (loss) on matured/sold policies	19,606,894
Premiums paid	(4,281,610)
Unrealized gain(loss) on held policies	27,889,106
Change in estimated fair value	43,214,390
Matured/sold policies	(125,133,481)
Premiums paid	4,281,610
Fair value at December 31, 2023	$122,296,559

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of the issued notes for the year ended December 31, 2023:

Fair value at December 31, 2022	$28,249,653
Debt issued to third parties	71,720,713
Debt issued to related parties	35,471,648
Unrealized loss on change in fair value (risk-free)	2,356,058
Unrealized loss on change in fair value (credit-adjusted) included in OCI	1,265,103
Unrealized gain on change in fair value (credit-adjusted) included in equity of NCI	407,028
Change in estimated fair value of debt	4,028,189
Accrued non-cash interest on related party debt	2,182,221
Deferred issuance costs and discounts	(1,831,910)
Fair value at December 31, 2023	$139,820,514